Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BXSC Commercial Mortgage Trust 2022-WSS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-WSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 March 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 March 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes, evidencing a floating rate, interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is primarily secured by cross-collateralized and cross defaulted first priority mortgages/deeds of trust or deeds to secure debt on the borrowers’ and operating lessees’ respective interests in 111 extended stay hotel properties located in 30 states (collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 March 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term to Maturity and
ii.	Original Mortgage Loan Term to Maturity (including extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term to Maturity and
c.	Original Mortgage Loan Term to Maturity (including extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mortgage Loan Term to Maturity (including extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term to Maturity,” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and
c.	Use the “Original Allocated Mortgage Loan Balance ($),” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-Off Date Allocated Loan Amount ($),” as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 0.24400% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed SOFR) and
ii.	Mortgage Loan Interest Rate (At SOFR CAP)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10.	Using the:
a.	Original Allocated Mortgage Loan Balance ($),
b.	Mortgage Loan Interest Rate (At Assumed SOFR),
c.	Mortgage Loan Interest Rate (At SOFR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Debt Service at SOFR Cap and
iv.	Monthly Debt Service at SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Allocated Mortgage Loan Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service at SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Allocated Mortgage Loan Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service at SOFR Cap” of the Mortgage Loan as 1/12th of the “Annual Debt Service at SOFR Cap.”

Attachment A Page 5 of 5

11.	Using the:
a.	Cut-Off Date Allocated Loan Amount ($),
b.	Maturity Allocated Mortgage Loan Balance ($),
c.	Annual Mortgage Debt Service,
d.	Annual Debt Service at SOFR Cap,
e.	Underwritten NCF ($),
f.	Appraised Portfolio Value ($) and
g.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Current Mortgage Loan LTV,
ii.	Maturity Mortgage Loan LTV,
iii.	Mortgage Loan NCF DY,
iv.	Mortgage Loan NCF DSCR,
v.	Mortgage Loan NCF DSCR at SOFR Cap and
vi.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan, and with respect to vi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in iv. and v. above to two decimal places.

12.	Using the:
a.	Master Servicing Fee and
b.	Primary Servicing Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicer Fee,
b.	Trustee Fee,
c.	OA Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	23 February 2022

Mortgage Loan Agreement	23 February 2022

Cash Management Agreement	23 February 2022

Deposit Account Control Agreement	23 February 2022

Mortgage Interest Rate Cap Agreement	23 February 2022

Bloomberg Screenshot for SOFR Cap Provider Rating	Not Dated

Settlement Statement	23 February 2022

Guaranty Agreement	23 February 2022

Non-Consolidation Opinion	23 February 2022

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	18 February 2022

Appraisal Reports	Various

Engineering Reports	Various

Seismic Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Management Agreements	Various

Management Agreement Abstract	Not Dated

Pro Forma Title Policies	Not Dated

Franchise Agreements	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Franchise Agreement Abstract (see Note 1)	Not Dated

Insurance Risk Analysis	22 February 2022

Operating Lease Agreements	23 February 2022

Appraisal Report Summary Matrix (see Note 1)	Not Dated

Engineering Summary Matrix (see Note 1)	Not Dated

Environmental Summary Matrix (see Note 1)	Not Dated

STR Report	Not Dated

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Underwriter’s Summary Report
MSA	Underwriter’s Summary Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Flag	Portfolio Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
Appraisal Cap Rate (%)	Appraisal Report
As-Is Valuation Date	Appraisal Report
When-Stabilized Appraised Value	Appraisal Report
Appraised Portfolio Value ($)	Portfolio Appraisal Report
Phase I Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 2)	Seismic Report
Seismic Zone (see Note 2)	Seismic Report or Engineering Report
Seismic PML% (see Note 2)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 Occupancy	Underwriter’s Summary Report
2018 Average Daily Room Rate ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
2018 Room Revenue ($)	Underwriter’s Summary Report
2018 Total Revenue ($)	Underwriter’s Summary Report
2018 Total Expenses ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
2019 Occupancy	Underwriter’s Summary Report
2019 Average Daily Room Rate ($)	Underwriter’s Summary Report
2019 RevPAR ($)	Underwriter’s Summary Report
2019 Room Revenue ($)	Underwriter’s Summary Report
2019 Total Revenue ($)	Underwriter’s Summary Report
2019 Total Expenses ($)	Underwriter’s Summary Report
2019 NCF ($)	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
2020 Average Daily Room Rate ($)	Underwriter’s Summary Report
2020 RevPAR ($)	Underwriter’s Summary Report
2020 Room Revenue ($)	Underwriter’s Summary Report
2020 Total Revenue ($)	Underwriter’s Summary Report
2020 Total Expenses ($)	Underwriter’s Summary Report
2020 NCF ($)	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2021 Average Daily Room Rate ($)	Underwriter’s Summary Report
2021 RevPAR ($)	Underwriter’s Summary Report
2021 Room Revenue ($)	Underwriter’s Summary Report
2021 Total Revenue ($)	Underwriter’s Summary Report
2021 Total Expenses ($)	Underwriter’s Summary Report
2021 NCF ($)	Underwriter’s Summary Report
TTM January 2022 Occupancy	Underwriter’s Summary Report
TTM January 2022 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM January 2022 RevPAR ($)	Underwriter’s Summary Report
TTM January 2022 Room Revenue ($)	Underwriter’s Summary Report
TTM January 2022 Total Revenue ($)	Underwriter’s Summary Report
TTM January 2022 Total Expenses ($)	Underwriter’s Summary Report
TTM January 2022 NCF ($)	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Rooms Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
Initial Debt Service Escrow	Mortgage Loan Agreement
Monthly Debt Service Escrow	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Mortgage Loan Balance ($)	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

SOFR Cap	Mortgage Interest Rate Cap Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
SOFR Cap Provider	Mortgage Interest Rate Cap Agreement
SOFR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
SOFR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for SOFR Cap Provider Rating
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Prepayment String (see Note 5)	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (if applicable)	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Future Debt Permitted	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Ownership Interest	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion

Exhibit 2 to Attachment A Page 5 of 5

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct the tenants, credit card companies or credit card clearing banks to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Phase II Date
Ground Lease Expiration Date
Ground Rent Payment
Master Servicing Fee
Primary Servicing Fee
Trustee Fee
OA Fee
CREFC Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.